Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions
Schedule of other provisions

	Restructuring programmes £m	Other provisions £m	Total £m
As at 1 January 2022	(112)	(27)	(139)
Exchange adjustments	(4)	(2)	(6)
Charge for the period	(7)	(50)	(57)
Reversed unused	35	5	40
Utilised	50	15	65
Other movements	2	(2)	–
As at 31 December 2022	(36)	(61)	(97)
Exchange adjustments	1	2	3
Charge for the period	(87)	(30)	(117)
Reversed unused	4	3	7
Utilised	25	10	35
Other movements	(1)	1	–
As at 31 December 2023	(94)	(75)	(169)

	2023 £m	2022 £m
To be settled within one year	(130)	(71)
To be settled after one year	(39)	(26)
Total provision	(169)	(97)